Deferred Revenues (Details Narrative) (10-K)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) Lots	Dec. 31, 2017 USD ($)
Deferred Revenue Arrangement [Line Items]
Proceeds from sale of real estate	$ 8,560	$ 8,560	$ 3,725,867
Revenue			3,099,608	$ 1,817,302
Argentine [Member]
Deferred Revenue Arrangement [Line Items]
Proceeds from sale of real estate			$ 3,725,867	$ 3,667,423
Argentine [Member] | Real Estate Sales [Member]
Deferred Revenue Arrangement [Line Items]
Number of lots sold | Lots			25
Revenue			$ 1,468,000